Changes in Accumulated Other Comprehensive Loss (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Amounts Reclassified From Accumulated Other Comprehensive Loss

Following is a summary of amounts reclassified from “Accumulated other comprehensive loss” for the three months ended March 31, 2013 and 2012:

	Three Months Ended March 31, 2013				Three Months Ended March 31, 2012
	Gains and (Losses) on Cash Flow Hedges	Defined Benefit Pension and Postretirement Items	Foreign Currency Translation Gains (Losses)	Total	Gains and (Losses) on Cash Flow Hedges	Defined Benefit Pension and Postretirement Items	Foreign Currency Translation Gains (Losses)	Total
Beginning balance	$(1)	$(219)	$143	$(77)	$(1)	$(112)	$130	$17
Other comprehensive (loss) income before reclassifications, net of tax	—	—	(18)	(18)	(1)	—	29	28
Amounts reclassified from Accumulated other comprehensive loss, net of tax	1	4	—	5	1	—	—	1

Net other comprehensive income (loss)	1	4	(18)	(13)	—	—	29	29

Ending balance	$—	$(215)	$125	$(90)	$(1)	$(112)	$159	$46

Summary of Reclassifications Out of Accumulated Other Comprehensive Income

	Amount Reclassified From Accumulated Other Comprehensive Loss for the Three Months Ended:
Amount Reclassified From Accumulated Other Comprehensive Loss	March 31, 2013	March 31, 2012		Location of Reclassified Amount in Income
Gains and losses on cash flow hedges:
Interest rate swaps	$—	$1		Interest expense, net

Total before income tax	—	1
Income tax expense	1	—		Income tax benefit

Total	$1	$1

Amortization of defined benefit pension and other postretirement benefit items:
Prior service costs	$—	$—	(1)
Actuarial losses	5	—	(1)

Total before income tax	5	—
Income tax benefit	(1)	—		Income tax benefit

Total	4	—

Total	$5	$1

(1)	These accumulated other comprehensive income components are included in the computation of net pension and postretirement benefit expense (see Note 8).